INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at January 1, 2017	938,492	474,641	144,192	53,842	1,611,167
Additions	142,795	42,320	12,416	4,975	202,506
Reclassification	—	—	12,289	(12,289)	—
Translation differences and other movements	—	—	(1,011)	(1,443)	(2,454)
Balance at December 31, 2017	1,081,287	516,961	167,886	45,085	1,811,219
Additions	242,753	75,109	14,052	5,628	337,542
Reclassification	—	—	508	(508)	—
Translation differences and other movements	—	—	1,168	143	1,311
Balance at December 31, 2018	1,324,040	592,070	183,614	50,348	2,150,072

Accumulated amortization at January 1, 2017	774,151	315,824	130,801	35,997	1,256,773
Amortization	72,978	27,524	14,312	2,308	117,122
Translation differences and other movements	—	—	(3,307)	175	(3,132)
Balance at December 31, 2017	847,129	343,348	141,806	38,480	1,370,763
Amortization	83,427	31,764	14,914	2,259	132,364
Translation differences and other movements	—	—	1,196	(48)	1,148
Balance at December 31, 2018	930,556	375,112	157,916	40,691	1,504,275

Carrying amount at:
January 1, 2017	164,341	158,817	13,391	17,845	354,394
December 31, 2017	234,158	173,613	26,080	6,605	440,456
December 31, 2018	393,484	216,958	25,698	9,657	645,797

Additions of €337,542 thousand in 2018 (€202,506 thousand in 2017) primarily relate to externally acquired and internally generated costs for the development of new and existing models.